SEGMENTED INFORMATION DISCLOSURE	12 Months Ended
Jan. 31, 2023
Notes
SEGMENTED INFORMATION DISCLOSURE

13.SEGMENTED INFORMATION

The Company has one operating segment, the exploration of mineral properties, and two geographical segments with all current exploration activities being conducted in Chile. All of the Company’s equipment and exploration and evaluation assets are located in Chile as follows:

	January 31, 2023	January 31, 2022
Equipment	$60,953	$22,637
Exploration and evaluation assets	803,251	821,773
	$864,204	$844,410